Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Non-Current Assets
Accrued revenue from straight-line revenue		$ 928
Various guarantees	$ 428	412
Other long-term assets		484
Total	$ 428	$ 1,824